Pension Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Pension Benefit Plans	DEFINED BENEFIT PLANS
The following sets forth the components of the Company’s net periodic benefit cost of the noncontributory defined benefit pension plans ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Service cost	$(6.8)	$(7.5)
Interest cost	(1.6)	(1.5)
Expected return on plan assets	2.3	2.9
Amortization of initial net obligation	(0.1)	(0.2)
Amortization of prior service credit	0.1	0.1
Amortization of net loss	(0.3)	(0.6)
Curtailment and settlement gains recognized	1.2	1.2
Net periodic pension cost	$(5.2)	$(5.6)

The net periodic benefit cost of the noncontributory defined benefit pension plans incurred during the nine-month periods ended September 27, 2019 and September 28, 2018 are reflected in the following captions in the accompanying Consolidated and Combined Condensed Statements of Earnings ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Service cost:
Selling, general and administrative expenses	$(6.8)	$(7.5)
Other net periodic pension costs:
Nonoperating income (expense)	1.6	1.9
Total	$(5.2)	$(5.6)

Employer Contributions
During 2019, the Company’s cash contribution requirements for its defined benefit pension plans are forecasted to be $8 million. The ultimate amount to be contributed depends upon, among other things, legal requirements, underlying asset returns, the plan’s funded status, the anticipated tax deductibility of the contribution, local practices, market conditions, interest rates and other factors.
PENSION BENEFIT PLANS
Certain of the Company’s employees participate in noncontributory defined benefit pension plans and under certain of these plans, benefit accruals continue. In general, the Company’s policy is to fund these plans based on considerations relating to legal requirements, underlying asset returns, the plan’s funded status, the anticipated deductibility of the contribution, local practices, market conditions, interest rates and other factors.
The following sets forth the funded status of the Company’s plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	Pension Benefits
	2018	2017
Change in pension benefit obligation:
Benefit obligation at beginning of year	$(165.6)	$(144.1)
Service cost	(10.0)	(8.0)
Interest cost	(2.0)	(1.9)
Employee contributions	(4.2)	(3.5)
Benefits and other expenses paid	7.2	3.8
Actuarial gain (loss)	12.3	(7.3)
Amendments, settlements and curtailments	18.7	3.3
Foreign exchange rate impact	3.6	(7.9)
Benefit obligation at end of year	(140.0)	(165.6)
Change in plan assets:
Fair value of plan assets at beginning of year	106.5	92.9
Actual return on plan assets	0.3	4.1
Employer contributions	7.5	7.0
Employee contributions	4.2	3.5
Amendments and settlements	(18.6)	(2.0)
Benefits and other expenses paid	(7.2)	(3.8)
Foreign exchange rate impact	(2.5)	4.8
Fair value of plan assets at end of year	90.2	106.5
Funded status	$(49.8)	$(59.1)

Weighted average assumptions used to determine benefit obligations at date of measurement:

	2018	2017
Discount rate	1.3%	1.3%
Rate of compensation increase	1.3%	1.3%

Components of net periodic pension cost:

($ in millions)	2018	2017
Service cost	$(10.0)	$(8.0)
Interest cost	(2.0)	(1.9)
Expected return on plan assets	3.8	3.6
Amortization of initial net obligation	(0.2)	(0.3)
Amortization of prior service credit	0.1	0.1
Amortization of net loss	(0.8)	(1.1)
Settlement gain (loss) recognized	1.8	(0.3)
Net periodic pension cost	$(7.3)	$(7.9)

On January 1, 2017, the Company adopted ASU No. 2017-07, which requires the Company to disaggregate the service cost component from other components of net periodic benefit costs and report the service cost component in the same line item as other compensation costs and the other components of net periodic benefit costs (which include interest costs, expected return on plan assets, amortization of prior service cost or credits and actuarial gains and losses) separately and outside a subtotal of operating profit. This ASU requires application on a retrospective basis and the prior period presentation reflects the adoption of this ASU. The net periodic benefit cost of the noncontributory defined benefit pension plans incurred during the years ended December 31, 2018, 2017 and 2016 are reflected in the following captions in the accompanying Combined Statement of Earnings ($ in millions):

	Year Ended December 31
	2018	2017	2016
Service cost:
Selling, general and administrative expenses	$(10.0)	$(8.0)	$(6.0)
Other net periodic pension costs:
Nonoperating income (expense), net	2.7	0.1	(1.1)
Total	$(7.3)	$(7.9)	$(7.1)
Weighted average assumptions used to determine net periodic pension cost at date of measurement:

	2018	2017
Discount rate	1.3%	1.3%
Expected long-term return on plan assets	3.6%	3.7%
Rate of compensation increase	1.3%	1.3%

The discount rate reflects the market rate on December 31 of the prior year for high-quality fixed-income investments with maturities corresponding to the Company’s benefit obligations and is subject to change each year. The rates appropriate for each plan are determined based on investment grade instruments with maturities approximately equal to the average expected benefit payout under the plan. During 2018, the Company updated the mortality assumptions used to estimate the projected benefit obligation to reflect updated mortality tables which extend the life expectancy of the participants.
Included in accumulated other comprehensive income (loss) as of December 31, 2018 are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credits of $1.0 million ($0.7 million, net of tax) and unrecognized actuarial losses of $6.1 million ($4.6 million, net of tax). The unrecognized losses and prior service credits, net, is calculated as the difference between the actuarially determined projected benefit obligation and the value of the plan assets less accrued pension costs as of December 31, 2018. The prior service credits and actuarial losses included in accumulated comprehensive income (loss) and expected to be recognized in net periodic pension costs during the year ending December 31, 2019 is a prior service credit of $0.1 million ($0.1 million, net of tax) and an actuarial loss of $0.6 million ($0.4 million, net of tax), respectively. No plan assets are expected to be returned to the Company during the year ending December 31, 2019.
Selection of Expected Rate of Return on Assets
The expected rate of return reflects the asset allocation of the plans, and is based primarily on contractual earnings rates included in existing insurance contracts as well as on broad, publicly-traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. Long-term rate of return on asset assumptions for the plans were determined on a plan-by-plan basis based on the composition of assets and ranged from 1.8% to 5.8% in both 2018 and 2017, with a weighted average rate of return assumption of 3.6% and 3.7% in 2018 and 2017, respectively.
Plan Assets
Plan assets are invested in various insurance contracts, equity and debt securities as determined by the administrator of each plan. The value of the plan assets directly affects the funded status of the Company’s pension plans recorded in the Combined Financial Statements.
The Company has some investments that are valued using Net Asset Value (“NAV”) as the practical expedient. In addition, some of the investments valued using NAV as the practical expedient may only allow redemption monthly, quarterly, semiannually or annually and require up to 90 days prior written notice. These investments valued using NAV primarily consist of mutual funds which allow the Company to diversify the portfolio.
The fair values of the Company’s pension plan assets as of December 31, 2018, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$0.3	$—	$—	$0.3
Fixed income securities:
Corporate bonds	—	5.0	—	5.0
Insurance contracts	—	69.2	—	69.2
Total	$0.3	$74.2	$—	$74.5
Investments measured at NAV (a):
Mutual funds				15.7
Total assets at fair value				$90.2
______________

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.
The fair values of the Company’s pension plan assets as of December 31, 2017, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$0.3	$—	$—	$0.3
Fixed income securities:
Corporate bonds	—	5.7	—	5.7
Insurance contracts	—	82.4	—	82.4
Total	$0.3	$88.1	$—	$88.4
Investments measured at NAV (a):
Mutual funds				18.1
Total assets at fair value				$106.5
______________

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.
Corporate bonds that are not traded on an active market are valued at quoted prices reported by investment brokers and dealers based on the underlying terms of the security and comparison to similar securities traded on an active market. Insurance contracts are valued based upon the quoted prices of the underlying investments of the insurance company.
Mutual funds are valued using the NAV based on the information provided by the asset fund managers, which reflects the plan’s share of the fair value of the net assets of the investment.
The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes the valuation methods are appropriate and consistent with the methods used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Expected Contributions
During 2018, the Company contributed $8 million to its defined benefit pension plans. During 2019, the Company’s cash contribution requirements for its defined benefit pension plans are expected to be approximately $7 million.
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

2019	$5.9
2020	5.7
2021	5.6
2022	5.5
2023	5.6
2024 - 2028	29.0

Other Matters
Substantially all employees not covered by defined benefit plans are covered by defined contribution plans, which generally provide for Company funding based on a percentage of compensation.
A limited number of the Company’s subsidiaries participate in multiemployer defined benefit and contribution plans, primarily outside of the United States, that require the Company to periodically contribute funds to the plan. The risks of participating in a multiemployer plan differ from the risks of participating in a single-employer plan in the following respects: (1) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer ceases contributing to the plan, the unfunded obligations of the plan may be required to be borne by the remaining participating employers and (3) if the Company elects to stop participating in the plan, the Company may be required to pay the plan an amount based on the unfunded status of the plan. None of the multiemployer plans in which the Company’s subsidiaries participate are considered to be quantitatively or qualitatively significant, either individually or in the aggregate. In addition, contributions made to these plans during 2018, 2017 and 2016 and were not considered significant, either individually or in the aggregate.
Expense for all defined benefit and defined contribution pension plans amounted to $20 million, $20 million and $18 million for the years ended December 31, 2018, 2017 and 2016, respectively.